UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

LIQUID RESERVES PORTFOLIO

FORM N-Q

MAY 31, 2014

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 101.2%
Bank Notes - 0.9%
Bank of America N.A.	0.210%	6/13/14	$345,000,000	$345,000,000	(a)
Bank of America N.A.	0.250%	9/17/14	250,000,000	250,000,000

Total Bank Notes				595,000,000

Certificates of Deposit - 36.9%
Bank of Montreal	0.170%	6/5/14	197,000,000	197,000,000
Bank of Montreal	0.060%	6/9/14	100,000,000	100,000,000
Bank of Montreal	0.180%	6/10/14	100,000,000	100,000,000
Bank of Montreal	0.180%	6/12/14	100,000,000	100,000,000
Bank of Montreal	0.234%	6/12/14	100,000,000	100,000,000	(b)
Bank of Montreal	0.170%	6/18/14	200,000,000	200,000,000
Bank of Montreal	0.220%	8/14/14	245,000,000	245,000,000
Bank of Montreal	0.170%	8/25/14	150,000,000	149,996,499
Bank of Montreal	0.180%	8/28/14	310,000,000	310,000,000
Bank of Montreal	0.210%	11/13/14	95,000,000	95,000,000
Bank of Nova Scotia	0.200%	7/11/14	200,000,000	200,000,000
Bank of Nova Scotia	0.270%	7/21/14	385,000,000	385,000,000
Bank of Nova Scotia	0.220%	8/14/14	246,000,000	246,000,000
Bank of Nova Scotia	0.220%	8/15/14	230,800,000	230,802,366
Bank of Nova Scotia	0.190%	10/27/14	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	7/15/14	362,000,000	362,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	7/22/14	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	7/23/14	375,000,000	375,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	7/28/14	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	8/7/14	391,000,000	391,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.240%	9/29/14	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.240%	12/1/14	120,000,000	120,000,000
BNP Paribas NY Branch	0.320%	6/9/14	250,000,000	250,000,000
BNP Paribas NY Branch	0.340%	8/7/14	350,000,000	350,000,000
BNP Paribas NY Branch	0.300%	8/8/14	220,000,000	220,000,000
BNP Paribas NY Branch	0.300%	9/5/14	300,000,000	300,000,000
BNP Paribas NY Branch	0.300%	9/17/14	100,000,000	100,000,000
BNP Paribas NY Branch	0.300%	9/24/14	250,000,000	250,000,000
BNP Paribas NY Branch	0.300%	9/24/14	42,000,000	42,000,000
Branch Banking & Trust Co.	0.080%	6/26/14	490,000,000	490,000,000
Canadian Imperial Bank of Commerce	0.233%	6/13/14	100,000,000	100,000,000	(b)
Canadian Imperial Bank of Commerce	0.247%	7/15/14	445,000,000	445,000,000	(b)
Canadian Imperial Bank of Commerce	0.200%	9/24/14	647,000,000	647,000,000
Citibank N.A.	0.240%	11/4/14	391,375,000	391,375,000
Citibank N.A.	0.240%	11/4/14	55,000,000	55,000,000
Citibank N.A.	0.240%	11/12/14	500,000,000	500,000,000
Citibank N.A.	0.240%	11/12/14	192,000,000	192,000,000
Citibank N.A.	0.240%	11/12/14	50,000,000	50,000,000
Credit Agricole Corp.	0.270%	6/4/14	480,000,000	480,000,000
Credit Agricole Corp.	0.270%	6/5/14	199,600,000	199,600,000
Credit Agricole Corp.	0.270%	6/9/14	375,000,000	375,000,000
Credit Agricole Corp.	0.270%	7/17/14	400,000,000	400,000,000
Credit Suisse NY	0.433%	1/7/15	250,000,000	250,000,000	(b)
Deutsche Bank AG NY	0.250%	6/25/14	154,000,000	154,000,000
DnB NOR Bank ASA	0.220%	7/17/14	150,000,000	149,999,064
DnB NOR Bank ASA	0.220%	7/28/14	250,000,000	249,998,058
DnB NOR Bank ASA	0.220%	8/13/14	100,000,000	99,999,001
DnB NOR Bank ASA	0.220%	11/14/14	90,000,000	89,997,939
HSBC Bank USA	0.210%	11/5/14	135,000,000	135,000,000
JPMorgan Chase Bank N.A.	0.277%	7/29/14	560,000,000	560,000,000	(b)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - 36.9% (continued)
JPMorgan Chase Bank N.A.	0.370%	7/30/14	$234,000,000	$234,000,000
Mizuho Bank Ltd.	0.220%	6/4/14	150,000,000	150,000,000
Mizuho Bank Ltd.	0.200%	6/24/14	150,000,000	150,000,000
Mizuho Bank Ltd.	0.250%	7/23/14	500,000,000	500,000,000
Mizuho Bank Ltd.	0.250%	10/22/14	235,000,000	235,000,000
Mizuho Bank Ltd.	0.250%	10/24/14	200,000,000	199,999,981
Mizuho Bank Ltd.	0.250%	11/3/14	197,000,000	197,000,000
Natixis NY	0.270%	6/3/14	194,000,000	194,000,000
Natixis NY	0.270%	6/18/14	500,000,000	500,000,000
Natixis NY	0.260%	6/24/14	150,000,000	150,000,000
Natixis NY	0.300%	8/1/14	60,000,000	60,000,000
Natixis NY	0.240%	9/2/14	150,000,000	150,000,000
Natixis NY	0.240%	9/4/14	100,000,000	100,000,000
Nordea Bank Finland PLC	0.215%	8/25/14	115,000,000	115,000,000
Nordea Bank Finland PLC	0.220%	11/20/14	250,000,000	250,000,000
Oversea-Chinese Banking Corp. Ltd.	0.230%	6/2/14	50,000,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.	0.280%	6/16/14	250,000,000	250,000,000
Oversea-Chinese Banking Corp. Ltd.	0.200%	6/18/14	50,000,000	49,999,778
Oversea-Chinese Banking Corp. Ltd.	0.240%	7/3/14	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.240%	7/3/14	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.240%	8/4/14	75,000,000	75,000,000
Oversea-Chinese Banking Corp. Ltd.	0.245%	11/12/14	200,000,000	200,000,000
Oversea-Chinese Banking Corp. Ltd.	0.250%	11/19/14	200,000,000	200,000,000
Rabobank Nederland NY	0.257%	7/11/14	495,000,000	495,000,000	(b)
Rabobank Nederland NY	0.276%	9/3/14	500,000,000	500,000,000	(b)
Royal Bank of Canada	0.290%	6/10/14	75,000,000	75,000,000	(b)
Royal Bank of Canada	0.261%	7/2/14	200,000,000	200,000,000	(b)
Royal Bank of Canada	0.181%	8/18/14	120,000,000	120,000,000	(b)
Royal Bank of Canada	0.260%	1/13/15	204,000,000	204,101,787	(b)
Skandinaviska Enskilda Banken AB	0.250%	8/12/14	58,000,000	57,999,999
Standard Chartered Bank NY	0.270%	7/7/14	291,000,000	291,000,000
Standard Chartered Bank NY	0.260%	7/21/14	100,000,000	100,000,000
Standard Chartered Bank NY	0.260%	8/25/14	325,000,000	325,000,000
Standard Chartered Bank NY	0.265%	9/30/14	200,000,000	200,003,328
Sumitomo Mitsui Banking Corp.	0.250%	7/7/14	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.	0.250%	7/21/14	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp.	0.250%	8/11/14	147,000,000	147,000,000
Sumitomo Mitsui Banking Corp.	0.155%	8/14/14	296,470,000	296,470,000
Sumitomo Mitsui Banking Corp.	0.250%	8/18/14	147,000,000	147,000,000
Sumitomo Mitsui Banking Corp.	0.250%	9/17/14	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.220%	9/22/14	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.250%	10/22/14	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.250%	11/19/14	242,000,000	242,000,000
Sumitomo Mitsui Banking Corp.	0.250%	11/24/14	250,000,000	250,000,000
Svenska Handelsbanken AB	0.205%	7/16/14	150,000,000	150,000,000
Svenska Handelsbanken AB	0.160%	8/25/14	455,000,000	454,999,996
Swedbank AB	0.230%	7/28/14	300,000,000	300,000,000
Swedbank AB	0.250%	8/5/14	145,000,000	145,000,000
Swedbank AB	0.260%	11/10/14	50,000,000	50,000,000
Toronto Dominion Bank NY	0.060%	6/3/14	660,000,000	660,000,000
Toronto Dominion Bank NY	0.110%	7/2/14	120,000,000	120,000,000
Toronto Dominion Bank NY	0.200%	7/28/14	290,000,000	290,000,000
Toronto Dominion Bank NY	0.240%	9/4/14	100,000,000	100,010,399
Toronto Dominion Bank NY	0.200%	9/26/14	245,000,000	245,000,000
Toronto Dominion Bank NY	0.190%	11/7/14	200,000,000	200,000,000
Wells Fargo Bank N.A.	0.210%	9/4/14	415,000,000	415,000,000
Wells Fargo Bank N.A.	0.210%	11/10/14	293,000,000	293,000,000
Wells Fargo Bank N.A.	0.210%	11/25/14	200,000,000	200,000,000

Total Certificates of Deposit				24,241,353,195

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit (Euro) - 1.1%
Standard Chartered Bank	0.400%	10/24/14	$750,000,000	$750,000,000

Commercial Paper - 42.0%
Abbot Laboratories	0.060%	6/19/14	40,000,000	39,998,867	(a)(c)
ANZ National International Ltd.	0.155%	8/18/14	100,000,000	99,966,847	(a)(c)
ANZ National International Ltd.	0.200%	11/10/14	100,000,000	99,910,555	(a)(c)
ANZ National International Ltd.	0.210%	11/12/14	100,000,000	99,904,917	(a)(c)
ANZ National International Ltd.	0.200%	11/14/14	100,000,000	99,908,334	(a)(c)
ASB Finance Ltd.	0.220%	7/16/14	70,000,000	69,981,178	(a)(c)
Automatic Data Processing	0.060%	6/5/14	550,000,000	549,997,250	(a)(c)
Bank Nederlandse Gemeenten NV	0.215%	7/2/14	20,000,000	19,996,417	(a)(c)
Bank Nederlandse Gemeenten NV	0.240%	8/4/14	100,000,000	99,958,000	(a)(c)
Bank Nederlandse Gemeenten NV	0.250%	10/22/14	100,000,000	99,901,389	(a)(c)
Bank Nederlandse Gemeenten NV	0.250%	10/27/14	100,000,000	99,897,917	(a)(c)
Bank of New York Mellon Corp.	0.050 - 0.060%	6/2/14	2,465,000,000	2,465,000,000	(a)(c)
Bank of Nova Scotia	0.220%	8/18/14	95,000,000	94,955,297	(a)
Bank of Nova Scotia	0.150%	8/26/14	250,000,000	249,911,459	(a)
Barclays U.S. Funding LLC	0.090%	6/2/14	532,301,000	532,301,000	(a)
Barclays U.S. Funding LLC	0.270%	6/6/14	375,000,000	374,988,750	(a)
Barclays U.S. Funding LLC	0.300%	9/15/14	100,000,000	99,912,500	(a)
Barclays U.S. Funding LLC	0.300%	9/23/14	341,070,000	340,748,826	(a)
Barclays U.S. Funding LLC	0.300%	9/26/14	150,000,000	149,855,000	(a)
BMW U.S. Capital LLC	0.060%	6/2/14	30,000,000	30,000,000	(a)(c)
BNZ International Funding Ltd.	0.160%	6/12/14	80,000,000	79,996,444	(a)(c)
BNZ International Funding Ltd.	0.165%	6/26/14	69,000,000	68,992,410	(a)(c)
BNZ International Funding Ltd.	0.251%	5/6/15	100,000,000	100,000,000	(b)(c)
BPCE SA	0.270%	6/2/14	33,000,000	33,000,000	(a)(c)
BPCE SA	0.270%	6/5/14	80,000,000	79,998,200	(a)(c)
Caisse des Depots et Consignations	0.230%	6/26/14	100,000,000	99,984,667	(a)(d)
Caisse des Depots et Consignations	0.150%	8/19/14	25,000,000	24,991,875	(a)(d)
Caisse des Depots et Consignations	0.200%	8/27/14	50,000,000	49,976,111	(a)(d)
Commonwealth Bank of Australia	0.245%	6/13/14	175,000,000	174,998,903	(b)(c)
Commonwealth Bank of Australia	0.140%	7/28/14	100,000,000	99,978,222	(a)(c)
Commonwealth Bank of Australia	0.150%	9/2/14	150,000,000	149,942,500	(a)(c)
CPPIB Capital Inc.	0.070%	6/10/14	19,000,000	18,999,704	(a)(d)
Credit Agricole North America Inc.	0.080%	6/2/14	78,000,000	78,000,000	(a)
Credit Suisse NY	0.321%	6/26/14	345,000,000	344,926,400	(a)
Credit Suisse NY	0.321%	6/27/14	250,000,000	249,944,444	(a)
Credit Suisse NY	0.341%	8/1/14	297,000,000	296,831,700	(a)
Credit Suisse NY	0.341%	9/26/14	400,000,000	399,561,777	(a)
DBS Bank Ltd.	0.230%	8/8/14	50,000,000	49,978,597	(a)(c)
DBS Bank Ltd.	0.230%	8/11/14	200,000,000	199,910,555	(a)(c)
DBS Bank Ltd.	0.235%	8/26/14	100,000,000	99,944,514	(a)(c)
DBS Bank Ltd.	0.230%	9/4/14	200,000,000	199,879,888	(a)(c)
DBS Bank Ltd.	0.230%	9/16/14	95,000,000	94,935,664	(a)(c)
DnB NOR Bank ASA	0.235%	8/25/14	250,000,000	249,862,916	(a)(c)
DnB NOR Bank ASA	0.200%	7/11/14	340,000,000	339,926,333	(a)(c)
DnB NOR Bank ASA	0.230%	9/2/14	200,000,000	199,882,445	(a)(c)
Fortis Funding LLC	0.080%	6/2/14	605,000,000	605,000,000	(a)
General Electric Capital Corp.	0.200%	6/3/14	50,000,000	49,999,722	(a)
General Electric Capital Corp.	0.200%	7/23/14	165,000,000	164,953,250	(a)
General Electric Co.	0.060%	6/4/14	100,000,000	99,999,667	(a)
General Electric Co.	0.060%	6/5/14	300,000,000	299,998,500	(a)
Government of Quebec	0.050%	6/2/14	35,000,000	35,000,000	(a)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - 42.0% (continued)
HSBC Bank PLC	0.265%	6/20/14	245,000,000	$245,000,000	(b)(c)
HSBC Bank PLC	0.276%	12/2/14	165,000,000	164,769,343	(a)(c)
HSBC Bank PLC	0.291%	1/23/15	250,000,000	249,526,736	(a)(c)
HSBC Bank PLC	0.261%	2/27/15	50,000,000	49,902,500	(a)(c)
HSBC USA Inc.	0.240%	8/18/14	192,000,000	191,901,440	(a)
HSBC USA Inc.	0.250%	8/25/14	250,000,000	249,854,167	(a)
HSBC USA Inc.	0.250%	9/19/14	$200,000,000	199,848,611	(a)
ING U.S. Funding LLC	0.235 - 0.310%	8/1/14	229,175,000	229,075,059	(a)
ING U.S. Funding LLC	0.310%	8/5/14	50,000,000	49,972,444	(a)
ING U.S. Funding LLC	0.300%	9/3/14	147,000,000	146,886,075	(a)
ING U.S. Funding LLC	0.295%	9/8/14	594,000,000	593,522,985	(a)
ING U.S. Funding LLC	0.290%	9/9/14	344,835,000	344,559,994	(a)
ING U.S. Funding LLC	0.300%	10/20/14	100,000,000	99,883,334	(a)
ING U.S. Funding LLC	0.300%	11/4/14	100,000,000	99,870,833	(a)
ING U.S. Funding LLC	0.300%	11/4/14	50,000,000	49,935,417	(a)
JPMorgan Securities LLC	0.331%	1/23/15	429,470,000	428,544,850	(a)(c)
JPMorgan Securities LLC	0.401%	8/12/14	36,925,000	36,895,870	(a)(c)
Mizuho Bank Ltd.	0.250%	10/22/14	172,000,000	171,830,389	(a)(c)
Natexis U.S. Finance Co.	0.090%	6/2/14	404,000,000	404,000,000	(a)
National Australia Funding	0.050%	6/2/14	175,000,000	175,000,000	(a)(c)
Nestle Finance International Ltd.	0.040 - 0.075%	6/2/14	250,000,000	250,000,000	(a)
Nordea Bank AB	0.225%	6/24/14	100,000,000	99,986,250	(a)(c)
Nordea Bank AB	0.180%	8/29/14	45,000,000	44,980,200	(a)(c)
Nordea Bank AB	0.170%	9/5/14	50,000,000	49,977,570	(a)(c)
Nordea Bank AB	0.185%	9/16/14	150,000,000	149,918,291	(a)(c)
Nordea Bank AB	0.210%	9/17/14	85,000,000	84,946,946	(a)(c)
Nordea Bank AB	0.220%	10/23/14	94,000,000	93,917,855	(a)(c)
Nordea Bank AB	0.210%	11/7/14	60,000,000	59,944,700	(a)
Nordea Bank AB	0.205 - 0.220%	11/12/14	300,000,000	299,718,146	(a)
Nordea Bank AB	0.220%	11/14/14	242,000,000	241,755,983	(a)
Nordea Bank AB	0.220%	11/21/14	100,000,000	99,894,889	(a)
NRW Bank	0.080%	6/3/14	37,650,000	37,649,916	(a)(c)
NRW Bank	0.080 - 0.105%	6/4/14	475,000,000	474,997,229	(a)(c)
NRW Bank	0.080 - 0.105%	6/4/14	450,000,000	449,998,000	(a)(c)
NRW Bank	0.110%	6/6/14	450,000,000	449,994,500	(a)(c)
NRW Bank	0.110%	6/6/14	50,000,000	49,999,389	(a)(c)
NRW Bank	0.105%	6/30/14	145,000,000	144,988,159	(a)(c)
Oversea-Chinese Banking Corp. Ltd.	0.240%	7/14/14	50,000,000	49,986,000	(a)
Oversea-Chinese Banking Corp. Ltd.	0.240%	7/22/14	100,000,000	99,966,667	(a)
Oversea-Chinese Banking Corp. Ltd.	0.240%	9/3/14	140,000,000	139,913,200	(a)
Oversea-Chinese Banking Corp. Ltd.	0.230%	9/5/14	111,600,000	111,532,265	(a)
Oversea-Chinese Banking Corp. Ltd.	0.250%	10/1/14	100,000,000	99,915,972	(a)

Oversea-Chinese Banking Corp. Ltd.	0.245%	10/14/14	149,000,000	148,864,120	(a)
PACCAR Financial Corp.	0.060%	6/5/14	21,500,000	21,499,892	(a)
PNC Bank NA	0.200%	7/11/14	125,000,000	125,000,000	(b)
PNC Bank NA	0.010%	2/2/15	130,000,000	130,000,000	(b)
Precision Castparts Corp.	0.080%	6/2/14	46,250,000	46,250,000	(a)(c)
Prudential PLC	0.245%	8/22/14	92,500,000	92,449,010	(a)(c)
Prudential PLC	0.260%	8/26/14	32,200,000	32,180,233	(a)(c)
Rabobank USA Finance Corp.	0.230%	7/9/14	435,000,000	434,897,171	(a)
Rabobank USA Finance Corp.	0.210%	11/7/14	150,525,000	150,386,266	(a)
Reckitt Benckiser Treasury	0.301%	7/1/14	75,000,000	74,981,875	(a)(c)
Reckitt Benckiser Treasury	0.371%	9/23/14	50,000,000	49,941,931	(a)(c)
Reckitt Benckiser Treasury	0.371%	9/25/14	25,000,000	24,970,451	(a)(c)
Reckitt Benckiser Treasury	0.200%	10/6/14	100,000,000	99,930,000	(a)(c)
Siemens Capital Co. LLC	0.070%	6/25/14	52,037,000	52,034,673	(a)(c)
Skandinaviska Enskilda Banken AB	0.270%	6/6/14	500,000,000	499,985,000	(a)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - 42.0% (continued)
Skandinaviska Enskilda Banken AB	0.230%	6/10/14	$309,850,000	$309,834,163	(a)(c)
Skandinaviska Enskilda Banken AB	0.265%	7/1/14	300,000,000	299,935,958	(a)(c)
Skandinaviska Enskilda Banken AB	0.265 - 0.275%	7/2/14	360,000,000	359,919,666	(a)(c)
Skandinaviska Enskilda Banken AB	0.255%	9/26/14	100,000,000	99,917,834	(a)(c)
Societe Generale N.A.	0.275 - 0.361%	6/2/14	1,080,000,000	1,080,000,000	(a)
Societe Generale N.A.	0.326%	9/10/14	200,000,000	199,819,445	(a)
Sumitomo Mitsui Banking Corp.	0.250%	7/16/14	100,000,000	99,969,445	(a)(c)
Svenska Handelsbanken Inc.	0.160%	8/5/14	104,000,000	103,970,417	(a)(c)
Svenska Handelsbanken Inc.	0.160%	8/5/14	50,000,000	49,985,778	(a)(c)
Swedbank AB	0.250%	8/18/14	175,000,000	174,906,424	(a)
Swedbank AB	0.255%	10/22/14	197,000,000	196,801,851	(a)
Swedbank AB	0.260%	10/23/14	200,000,000	199,793,445	(a)
Swedbank AB	0.260%	11/3/14	110,000,000	109,877,656	(a)
Swedbank AB	0.260%	11/4/14	100,000,000	99,888,056	(a)
Swedbank AB	0.245%	11/12/14	100,000,000	99,889,069	(a)
Total Capital SA	0.060%	6/2/14	350,000,000	350,000,000	(a)(c)
Toyota Motor Credit Corp.	0.250%	6/24/14	250,000,000	249,961,806	(a)
Toyota Motor Credit Corp.	0.250%	6/25/14	200,000,000	199,968,055	(a)
Toyota Motor Credit Corp.	0.250%	6/25/14	85,000,000	84,986,424	(a)
Toyota Motor Credit Corp.	0.210%	11/12/14	140,000,000	139,866,883	(a)
United Overseas Bank Ltd.	0.210%	6/17/14	32,000,000	31,997,200	(a)(c)
United Overseas Bank Ltd.	0.190%	6/25/14	100,000,000	99,987,861	(a)(c)
United Overseas Bank Ltd.	0.230%	7/7/14	200,000,000	199,955,278	(a)(c)
United Overseas Bank Ltd.	0.240%	7/24/14	100,000,000	99,965,333	(a)(c)
United Overseas Bank Ltd.	0.250%	7/28/14	100,000,000	99,961,111	(a)(c)
United Overseas Bank Ltd.	0.250%	7/29/14	100,000,000	99,960,417	(a)(c)
United Overseas Bank Ltd.	0.250%	7/29/14	50,000,000	49,980,208	(a)(c)
United Overseas Bank Ltd.	0.240%	9/4/14	140,000,000	139,912,267	(a)(c)
United Overseas Bank Ltd.	0.240%	9/15/14	100,000,000	99,930,000	(a)(c)
United Overseas Bank Ltd.	0.245%	9/22/14	150,000,000	149,885,667	(a)(c)
United Overseas Bank Ltd.	0.240%	9/23/14	125,000,000	124,905,833	(a)(c)
United Overseas Bank Ltd.	0.245 - 0.250%	9/26/14	200,000,000	199,840,500	(a)(c)
United Overseas Bank Ltd.	0.240%	11/24/14	195,000,000	194,772,501	(a)(c)
USAA Capital Corp.	0.060%	6/3/14	100,000,000	99,999,833	(a)
Wal-Mart Stores Inc.	0.050%	6/11/14	15,000,000	14,999,812	(a)(c)
Westpac Banking Corp.	0.230%	7/30/14	395,000,000	394,853,630	(a)(c)
Westpac Banking Corp.	0.261%	11/24/14	320,000,000	319,595,556	(a)(c)
Westpac Banking Corp.	0.261%	11/25/14	200,000,000	199,745,778	(a)(c)

Total Commercial Paper				27,634,163,867

Corporate Bonds & Notes - 1.0%
HSBC USA Inc., Senior Notes	2.375%	2/13/15	86,250,000	87,452,649
JPMorgan Chase Bank N.A.	0.354%	6/5/15	300,000,000	300,000,000	(b)
Wells Fargo Bank N.A.	0.334%	6/22/15	275,000,000	275,000,000	(b)

Total Corporate Bonds & Notes				662,452,649

Medium-Term Notes - 0.4%
Royal Bank of Canada	1.150%	3/13/15	45,000,000	45,297,597
Wells Fargo Bank N.A.	0.325%	6/19/15	250,000,000	250,000,000	(b)

Total Medium-Term Notes				295,297,597

Time Deposits - 11.7%
Australia New Zealand Grand Cayman	0.080%	6/5/14	200,000,000	200,000,000
Bank of Tokyo Mitsubishi	0.070%	6/2/14	876,000,000	876,000,000
Branch Banking & Trust Co.	0.060%	6/2/14	250,000,000	250,000,000
CIBC Grand Cayman	0.060%	6/2/14	250,000,000	250,000,000
Credit Agricole	0.080%	6/2/14	278,377,000	278,377,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Time Deposits - 11.7% (continued)
DnB NOR Bank ASA	0.060%	6/2/14	$1,101,000,000	$1,101,000,000
Fortis Bank Grand Cayman	0.080%	6/2/14	65,000,000	65,000,000
Natixis Grand Cayman	0.090%	6/2/14	560,000,000	560,000,000
Nordea Finland Grand Cayman	0.050%	6/2/14	877,000,000	877,000,000
Skandinaviska Enskilda Cayman	0.060%	6/2/14	777,839,000	777,839,000
Societe Generale Grand Cayman	0.060%	6/2/14	150,000,000	150,000,000
Svenska Handelsbanken Grand Cayman	0.060%	6/2/14	1,200,000,000	1,200,000,000
Swedbank Grand Cayman	0.080%	6/2/14	1,095,000,000	1,095,000,000

Total Time Deposits				7,680,216,000

U.S. Government Agencies - 0.4%
Federal Home Loan Bank (FHLB)	0.010%	6/6/14	230,000,000	229,996,499

U.S. Treasury Bills - 0.0%
U.S. Treasury Bills	0.043%	6/19/14	20,000,000	19,999,594	(a)

U.S. Treasury Notes - 1.9%
U.S. Treasury Notes	0.075%	1/31/16	1,138,475,000	1,138,247,347	(b)
U.S. Treasury Notes	0.094%	4/30/16	125,000,000	125,002,420	(b)

Total U.S. Treasury Notes				1,263,249,767

Repurchase Agreements - 4.9%
Bank of America Corp. repurchase agreement dated 5/30/14; Proceeds at maturity - $845,928,561; (Fully collateralized by various corporate bonds and notes, 0.000% to 9.250% due 6/2/14 to 12/29/99; Market value - $888,804,029)	0.230%	11/18/14	845,000,000	845,000,000

Federal Reserve Bank of New York tri-party repurchase agreement dated 5/30/14; Proceeds at maturity - $2,350,009,792; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40; Market value - $2,350,009,828)	0.050%	6/2/14	2,350,000,000	2,350,000,000

Total Repurchase Agreements				3,195,000,000

TOTAL INVESTMENTS - 101.2% (Cost - $66,566,729,168#)				66,566,729,168
Liabilities in Excess of Other Assets - (1.2)%				(789,938,154)

TOTAL NET ASSETS - 100.0%				$65,776,791,014

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Commercial paper is exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$66,566,729,168	—	$66,566,729,168

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to

Notes to Schedule of Investments (unaudited) (continued)

satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2014, the Portfolio did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2014